Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Weighted Average Lives Of Property And Equipment

Buildings and building improvements	10.9	yrs.
Transportation equipment	10.8
Machinery and equipment	5.4
Computer software	4.6
Furniture and fixtures	4.8

Schedule of movement in Goodwill

		Roto-
	Vitas	Rooter	Total
Balance at December 31, 2013	$328,450	$138,421	$466,871
Business combinations	-	198	198
Foreign currency adjustments	-	(198)	(198)
Program closing	(149)	-	(149)
Balance at December 31, 2014	$328,301	$138,421	$466,722
Business combinations	-	5,944	5,944
Foreign currency adjustments	-	(344)	(344)
Balance at December 31, 2015	$328,301	$144,021	$472,322

Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets

Covenants not to compete	6.5	yrs.
Reaquired franchise rights	6.1
Referral networks	10.0
Customer lists	13.3